Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses
Research and development	$ 2,418,715	$ 6,761,818	$ 677,576
Consulting, wages and benefits	1,037,558	885,460	804,047
Directors' fees	179,406	122,572	49,366
Investor relations	919,490	928,424	412,079
Professional fees	514,263	454,071	226,374
General and administrative	375,505	448,824	139,983
Public company costs	170,184	120,813	188,642
Travel	170,187	22,538	1,849
Amortization of property and equipment	73,062	41,069
Amortization of intangible assets	66,632	17,077	14,266
Share-based payments	120,984	487,940	396,423
Loss before other items	(6,045,986)	(10,290,606)	(2,910,605)
Fair value adjustment on derivative warrant liability	3,641,403	3,396,137	2,636,391
Foreign exchange loss	(7,025)	(1,546)	(12,373)
Interest income (expense)	253,543	103,589	(4,451)
Transaction costs on derivative warrant liability		(926,456)	(1,288,236)
Net loss for the year	(2,158,065)	(7,718,882)	(1,579,274)
Items that may be subsequently reclassified to profit or loss:
Currency translation differences		(128,145)	150,464
Total comprehensive loss for the year	$ (2,158,065)	$ (7,847,027)	$ (1,428,810)
Basic and diluted loss per common share
Basic loss per common share	$ (1.09)	$ (5.22)	$ (1.44)
Diluted loss per common share	$ (1.09)	$ (5.22)	$ (1.44)
Weighted average number of common shares outstanding
Weighted average number of common shares outstanding, Basic	1,981,734	1,479,914	1,094,182
Weighted average number of common shares outstanding, Diluted	1,981,734	1,479,914	1,094,182